Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Fair value of assets and liabilities [abstract]
Summary of Financial Assets and Liabilities
Fair value of financial assets and liabilities
	Estimated fair value		Carrying value in the Statement of financial position
	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Financial assets
Cash and balances with central banks	118,971	53,202	118,971	53,202
Loans and advances to banks	30,671	35,133	30,664	35,136
Financial assets at fair value through profit or loss
– Trading assets	53,781	49,254	53,781	49,254
– Non-trading derivatives	2,488	2,257	2,488	2,257
– Assets mandatorily as at fair value through profit or loss	51,142	41,600	51,142	41,600
– Assets designated as at fair value through profit or loss	3,700	3,076	3,700	3,076
Financial assets at fair value through other comprehensive income
– Equity securities	1,998	2,306	1,998	2,306
– Debt securities	35,650	30,483	35,650	30,483
– Loans and advances	1,345	1,680	1,345	1,680
Securities at amortised cost	52,147	46,928	51,085	46,108
Loans and advances to customers	626,983	621,194	612,387	608,029
Other assets[1]	8,381	5,854	8,381	5,854
	987,257	892,966	971,591	878,985
Financial liabilities
Deposits from banks	78,531	35,086	78,649	34,826
Customer deposits	606,363	575,055	605,633	574,355
Financial liabilities at fair value through profit or loss
– Trading liabilities	35,745	28,042	35,745	28,042
– Non-trading derivatives	2,435	2,215	2,435	2,215
– Designated as at fair value through profit or loss	52,461	47,684	52,461	47,684
Other liabilities[2]	12,115	9,776	12,115	9,776
Debt securities in issue	120,907	118,844	121,138	118,528
Subordinated loans	16,250	17,253	16,697	16,588
	924,807	833,956	924,875	832,014

1Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.

2Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions, other taxation, social security contributions and lease liabilities.

Changes in Fair Value Hierarchy
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	9,361	13,228	43,504	35,852	915	174	53,781	49,254
- Non-trading derivatives			2,482	2,249	6	8	2,488	2,257
- Assets mandatorily at fair value through profit or loss	27	22	49,836	40,196	1,280	1,381	51,142	41,600
- Assets designated as at fair value through profit or loss	142	203	2,492	1,628	1,066	1,244	3,700	3,076
Financial assets at fair value through other comprehensive income	36,312	32,165	1,057	343	1,624	1,961	38,993	34,468
	45,842	45,618	99,372	80,269	4,890	4,768	150,103	130,655

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	1,217	1,446	34,332	26,401	197	195	35,745	28,042
– Non-trading derivatives	1		2,278	2,105	155	110	2,435	2,215
– Financial liabilities designated as at fair value through profit or loss	966	1,081	50,712	46,419	783	184	52,461	47,684
	2,184	2,527	87,322	74,924	1,135	490	90,641	77,942

Changes in Level 3 Financial Assets
Changes in Level 3 Financial assets
	Trading assets		Non-tradingderivatives		Financial assets mandatorily at FVPL		Financial assetsdesignated at FVPL		Financial assetsat FVOCI		Total

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	174	494	8	27	1,381	1,042	1,244	1,075	1,961	2,749	4,768	5,387
Realised gain/loss recognised in the statement of profit or loss during the period [1]	–42	40	–1	–21	–70	–63	–110	–6	–9	–15	–231	–66
Revaluation recognised in other comprehensive income during the period [2]									–51	155	–51	155
Purchase of assets	96	28	3		928	1,494	173	360	9	11	1,208	1,893
Sale of assets	–53	–53	–3	–3	–836	–832	–101	–212	–187	–680	–1,179	–1,780
Maturity/settlement	–29	–11	–1		–43	–461	–41	–35	–97	–212	–210	–719
Reclassifications		–279			2	279			1	3	3	4
Transfers into Level 3	787	26		4	–2	9		63			785	103
Transfers out of Level 3	–18	–72			–86	–88	–101			–53	–205	–214
Exchange rate differences		1			2	–1			–2	1	1	1
Changes in the composition of the group and other changes					2	2			–0	1	2	3
Closing balance	915	174	6	8	1,280	1,381	1,066	1,244	1,624	1,961	4,890	4,768

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 202 million (31 December 2019: EUR 43 million) of unrealised gains and losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in Level 3 Financial Liabilities
Changes in Level 3 Financial liabilities
					Financial liabilities designated as at fair value through profit or loss
	Trading liabilities		Non-trading derivatives				Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	195	122	110	80	184	708	490	910
Realised gain/loss recognised in the statement of profit or loss during the period[1]	–30	102	28	–16	–10	32	–12	118
Issue of liabilities	32	72	18	46	555	35	605	154
Early repayment of liabilities	–73	–30	–0	–0	–68	–10	–141	–40
Maturity/settlement	–8	–32	–1		–59	–479	–69	–511
Transfers into Level 3	92	13			224	49	316	62
Transfers out of Level 3	–11	–52			–42	–150	–54	–202
Closing balance	197	195	155	110	783	184	1,135	490

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 13 million(31 December 2019: EUR 115 million) of unrealised gains and losses recognised in the statement of profit or loss.

Valuation Techniques and Range of Unobservable Inputs
Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	30 June 2020	31 December 2019	30 June 2020	31 December 2019			30 June 2020	31 December 2019	30 June 2020	31 December 2019
At fair value through profit or loss
Debt securities	1,470	920			Price based	Price (%)	0%	0%	107%	121%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Present value techniques	Credit spread (bps)	n/a	n/a	n/a	n/a
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	139	146		1	Price based	Price	–	–	5,475	5,475
Loans and advances	919	1,576			Price based	Price (%)	0%	0%	100%	104%
					Present value techniques	Price (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	2	1	1,013	250

(Reverse) repo's	539	3	434	1	Present value techniques	Interest rate	1%	4%	4%	4%
Structured notes			350	184	Price based	Price (%)	69%	83%	112%	124%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	14%	13%	27%	20%
						Equity/Equity correlation	0.6	0.6	0.9	0.8
						Equity/FX correlation	-0.7	-0.5	0.3	0.3
						Dividend yield (%)	1%	2%	5%	4%
						Interest rate volatility (%)	n/a	n/a	n/a	n/a
						IR/IR correlation	n/a	n/a	n/a	n/a
					Present value techniques	Implied correlation	n/a	n/a	n/a	n/a
Derivatives
– Rates	5	13	83	68	Option pricing model	Interest rate volatility (bps)	17	17	137	137
						Interest rate correlation	n/a	n/a	n/a	n/a
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	n/a	n/a	n/a
						Inflation rate (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	n/a	n/a	n/a	n/a
– FX		1			Present value techniques	Inflation rate (%)	n/a	n/a	n/a	n/a
					Option pricing model	FX volatility (bps)	9	5	10	8
– Credit	144	102	185	183	Present value techniques	Credit spread (bps)	4	2	25,961	11,054
						Implied correlation	n/a	n/a	n/a	n/a
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	99%	n/a	107%	n/a
– Equity	45	42	80	50	Option pricing model	Equity volatility (%)	3%	4%	113%	84%
						Equity/Equity correlation	0.2	-	0.9	-
						Equity/FX correlation	-0.6	-0.6	0.3	0.6
						Dividend yield (%)	0%	0%	29%	13%
– Other	5	3	3	3	Option pricing model	Commodity volatility (%)	18%	11%	79%	53%
						Com/Com correlation	n/a	0.3	n/a	0.9
						Com/FX correlation	-0.5	-0.5	-0.3	-0.3
At fair value through other comprehensive income
– Debt					Price based	Price (%)	n/a	n/a	n/a	n/a
– Loans and advances	1,345	1,680			Present value techniques	Prepayment rate (%)	9%	6%	9%	6%
– Equity	279	282			Present value techniques	Credit spread (bps)	2	n/a	1.91	n/a
						Inflation rate (%)	3%	3%	3%	3%
						Price (%)	100%	100%	100%	187%
						Other	63	n/a	80	n/a
Total	4,890	4,768	1,135	490

Fair Value of Sensitivity Analysis Instruments
Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from using reasonable possible alternatives		Negative fair valuemovements from using reasonable possible alternatives
	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Fair value through profit or loss
Equity (equity derivatives, structured notes)	43	35	–20
Interest rates (Rates derivatives, FX derivatives)	25	40	–1
Credit (Debt securities, Loans, structured notes, credit derivatives)	25	10	–9
	93	85	–30	–